Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 3.1%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	7,766,664	416,836,857
Media 2.0%
Comcast Corp., Class A	16,088,118	752,280,398
Total Communication Services		1,169,117,255
Consumer Discretionary 6.5%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	1,525,021	373,279,390
Internet & Direct Marketing Retail 0.8%
eBay, Inc.	5,768,866	314,922,395
Multiline Retail 2.0%
Target Corp.	3,814,908	762,104,171
Specialty Retail 2.7%
Home Depot, Inc. (The)	2,675,690	845,063,173
TJX Companies, Inc. (The)	2,670,328	176,508,681
Total		1,021,571,854
Total Consumer Discretionary		2,471,877,810
Consumer Staples 7.8%
Beverages 2.7%
Coca-Cola Co. (The)	8,663,711	539,229,373
PepsiCo, Inc.	2,924,657	478,883,337
Total		1,018,112,710
Food & Staples Retailing 0.7%
Walmart, Inc.	1,815,757	245,417,716
Food Products 1.2%
Hershey Co. (The)	998,061	201,867,818
Mondelez International, Inc., Class A	4,029,322	263,840,005
Total		465,707,823
Household Products 2.2%
Procter & Gamble Co. (The)	5,231,497	815,538,067
Tobacco 1.0%
Philip Morris International, Inc.	3,875,456	391,692,338
Total Consumer Staples		2,936,468,654
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.3%
Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.	5,473,965	788,250,960
ConocoPhillips Co.	4,023,876	381,704,877
EOG Resources, Inc.	4,359,219	500,961,447
Exxon Mobil Corp.	6,708,354	526,069,121
Valero Energy Corp.	2,215,958	185,054,653
Total		2,382,041,058
Total Energy		2,382,041,058
Financials 16.4%
Banks 8.3%
Bank of America Corp.	23,220,759	1,026,357,548
JPMorgan Chase & Co.	7,970,462	1,130,211,511
PNC Financial Services Group, Inc. (The)	2,414,284	481,046,087
U.S. Bancorp	8,654,081	489,301,740
Total		3,126,916,886
Capital Markets 4.8%
BlackRock, Inc.	571,359	425,028,246
CME Group, Inc.	2,024,301	478,807,916
Morgan Stanley	5,446,530	494,218,132
Northern Trust Corp.	3,558,203	405,279,322
Total		1,803,333,616
Insurance 3.3%
Chubb Ltd.	2,619,335	533,401,379
Marsh & McLennan Companies, Inc.	4,708,044	731,677,118
Total		1,265,078,497
Total Financials		6,195,328,999
Health Care 15.6%
Biotechnology 2.0%
AbbVie, Inc.	5,185,581	766,273,304
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	4,269,659	515,006,269
Becton Dickinson and Co.	1,116,093	302,773,709
Medtronic PLC	4,612,383	484,254,091
Total		1,302,034,069
Columbia Dividend Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.5%
Anthem, Inc.	682,446	308,363,225
UnitedHealth Group, Inc.	2,119,997	1,008,842,973
Total		1,317,206,198
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	4,041,175	277,507,487
Eli Lilly & Co.	2,391,793	597,828,660
Johnson & Johnson	6,932,883	1,140,944,555
Merck & Co., Inc.	6,630,456	507,760,321
Total		2,524,041,023
Total Health Care		5,909,554,594
Industrials 14.0%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	843,792	366,036,970
Northrop Grumman Corp.	1,466,167	648,251,077
Total		1,014,288,047
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	2,702,062	568,567,886
Building Products 0.9%
Trane Technologies PLC	2,110,147	324,814,928
Commercial Services & Supplies 1.1%
Waste Management, Inc.	3,020,432	436,150,381
Electrical Equipment 1.0%
Eaton Corp. PLC	2,433,362	375,443,423
Industrial Conglomerates 1.6%
Honeywell International, Inc.	3,163,531	600,280,007
Machinery 2.8%
Cummins, Inc.	1,383,561	282,412,471
Deere & Co.	1,147,187	413,010,264
Parker-Hannifin Corp.	1,210,249	358,705,701
Total		1,054,128,436
Road & Rail 2.4%
Union Pacific Corp.	3,720,878	915,149,944
Total Industrials		5,288,823,052
Information Technology 17.9%
Communications Equipment 2.1%
Cisco Systems, Inc.	14,353,797	800,511,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	2,195,063	312,642,823
IT Services 3.2%
Accenture PLC, Class A	1,673,543	528,873,059
Automatic Data Processing, Inc.	2,010,471	411,020,691
International Business Machines Corp.	2,181,753	267,286,560
Total		1,207,180,310
Semiconductors & Semiconductor Equipment 9.0%
Analog Devices, Inc.	3,005,053	481,679,945
Broadcom, Inc.	1,720,838	1,010,889,075
KLA Corp.	1,503,664	524,026,904
Lam Research Corp.	921,511	517,290,200
QUALCOMM, Inc.	1,312,020	225,654,320
Texas Instruments, Inc.	3,700,037	628,969,289
Total		3,388,509,733
Software 2.8%
Microsoft Corp.	3,469,238	1,036,573,622
Total Information Technology		6,745,417,747
Materials 2.1%
Chemicals 1.3%
Linde PLC	1,212,075	355,428,873
PPG Industries, Inc.	1,088,967	145,322,646
Total		500,751,519
Containers & Packaging 0.8%
Avery Dennison Corp.	1,025,380	180,671,956
Packaging Corp. of America	872,418	128,411,206
Total		309,083,162
Total Materials		809,834,681
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
AvalonBay Communities, Inc.	1,265,224	301,869,794
Crown Castle International Corp.	1,417,259	236,101,177
Digital Realty Trust, Inc.	2,300,354	310,363,762
Extra Space Storage, Inc.	1,410,360	265,359,234
Total		1,113,693,967
Total Real Estate		1,113,693,967

2	Columbia Dividend Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.1%
Electric Utilities 3.0%
American Electric Power Co., Inc.	2,586,754	234,489,250
Entergy Corp.	1,899,699	199,867,332
Eversource Energy	2,233,875	182,730,975
NextEra Energy, Inc.	3,812,404	298,396,861
Xcel Energy, Inc.	3,313,235	223,080,112
Total		1,138,564,530
Multi-Utilities 2.1%
Ameren Corp.	2,526,182	217,125,343
CMS Energy Corp.	2,775,765	177,676,718
DTE Energy Co.	1,225,540	149,013,408
WEC Energy Group, Inc.	2,592,035	235,564,141
Total		779,379,610
Total Utilities		1,917,944,140
Total Common Stocks (Cost $24,529,104,341)		36,940,101,957

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(a),(b)	773,539,700	773,307,638
Total Money Market Funds (Cost $773,526,880)		773,307,638
Total Investments in Securities (Cost: $25,302,631,221)		37,713,409,595
Other Assets & Liabilities, Net		65,674,610
Net Assets		37,779,084,205

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	1,112,436,439	2,770,351,320	(3,109,437,860)	(42,261)	773,307,638	(74,642)	—	773,539,700
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT139_05_M01_(04/22)